SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future cash inflows		$ 100,920,387	$ 121,755,908
Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Production Costs	[1]	(43,360,461)	(46,394,506)
Future development costs		(41,056,457)	(41,867,500)
Future income tax expenses		(5,571,112)	(15,593,639)
Future net cash flows		10,932,358	17,900,262
10% annual discount for estimated timing of cash flows		(5,352,516)	(7,736,291)
Standardized measure of discounted future net cash flows at the end of the year		$ 5,579,842	$ 10,163,971

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.